Fair Value Measurements	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

9. Fair Value Measurements

The Company measures and reports its financial assets and liabilities on the basis of fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

A three-level hierarchy for disclosure has been established to show the extent and level of judgment used to estimate fair value measurements, as follows:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Significant other observable inputs (quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable for the asset or liability).

Level 3: Significant unobservable inputs for the asset or liability. These values are generally determined using pricing models which utilize management estimates of market participant assumptions.

Valuation techniques for assets and liabilities measured using Level 3 inputs may include methodologies such as the market approach, the income approach or the cost approach, and may use unobservable inputs such as projections, estimates and management’s interpretation of current market data. These unobservable inputs are only utilized to the extent that observable inputs are not available or cost-effective to obtain.

A description of the valuation methodologies used for instruments measured at fair value as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

The following table sets forth the Company’s assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2015.

(in thousands)	Total	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Interest rate swap agreements	$2,319	$—	$2,319	$—
Liabilities
Contingent consideration	$(8,817)	$—	$—	$(8,817)

The following table sets forth the Company’s assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2014.

(in thousands)	Total	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money Market Funds	$130,000	$130,000	$—	$—
Liabilities
Contingent consideration	$(2,400)	$—	$—	$(2,400)

Money Market Funds. The Company’s money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted prices in active markets for identical instruments.

Interest rate-swap agreements. The Company’s interest rate-swap agreements are classified within Level 2 of the fair value hierarchy. The fair value of the swap agreements was recorded in current assets (under prepaid expenses and other current assets) in the Company’s consolidated balance sheets. The fair value of these agreements was determined based on pricing models and independent formulas using current assumptions that included swap terms, interest rates and forward LIBOR curves and the Company’s credit risk.

Contingent Consideration. In connection with the acquisition of Mass Adult Day Health (“Adult Day Health”) in August 2014 and Cassell in January 2015, the Company recorded contingent consideration pertaining to the amounts potentially payable to the former owners of Adult Day Health and Cassell. The fair values of the Company’s contingent consideration obligations are based on a probability-weighted approach derived from the overall likelihood of achieving certain performance targets. The resultant probability-weighted earn-out payments are discounted using a discount rate based upon the weighted-average cost of capital. The fair value measurement is based on significant inputs not observable in the market, which represent Level 3 inputs within the fair value hierarchy. The valuation of contingent consideration uses assumptions the Company believes would be made by a market participant. The Company assesses these estimates on an ongoing basis as additional data impacting the assumptions is obtained. Increases or decreases in the fair values of the contingent consideration obligations may result from changes in discount periods and rates, changes in the timing and amount of earn-out criteria and changes in probability assumptions with respect to the likelihood of achieving the various earn-out criteria. Changes in the fair value of contingent consideration related to updated assumptions and estimates are recognized in Other income (expense) within the consolidated statements of operations.

The following table presents a summary of changes in fair value of the Company’s Level 3 liabilities measured on a recurring basis for the nine months ended June 30, 2015.

Nine Months Ended June 30, 2015
Balance at September 30, 2014	$(2,400)
Acquisition date fair value of contingent consideration obligations recorded	(6,100)
Present value accretion	(317)

Balance at June 30, 2015	$(8,817)

Items Measured at Fair Value on a Nonrecurring Basis. The Company’s intangible assets are measured at fair value on a nonrecurring basis using Level 3 inputs. During the three months ended June 30, 2015, certain intangible assets associated with the at-risk youth business with a carrying value of $8.2 million were written off because the Company determined the assets had no net realizable value. See Note 12 for further information about the decision to discontinue at-risk youth services in Florida, Indiana, Louisiana, Indiana, North Carolina and Texas. The asset impairment charge of $8.2 million was recorded in amortization in the accompanying consolidated statement of operations. These adjustments were determined by comparing the projected future discounted cash flows to be provided from the intangible assets to the assets’ carrying value.

At June 30, 2015 and September 30, 2014, the carrying values of cash, accounts receivable, accounts payable and variable rate debt approximated fair value.

13. Fair Value Measurements

The following table set forth the Company’s assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2014.

(in thousands)	Total	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money Market Funds	$130,000	$130,000	$—	$—
Liabilities
Contingent consideration	$(2,400)	$—	$—	$(2,400)

The following table set forth the Company’s assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2013.

(in thousands)	Total	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Interest rate swap agreements	$(3,165)	$—	$(3,165)	$—

Money Market Funds. The Company’s money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted prices in active markets for identical instruments.

Contingent Consideration. In connection with the acquisition of Mass Adult Day Health (“Adult Day Health”), the Company recorded contingent consideration pertaining to the amounts potentially payable to the former owners of Adult Day Health. Such contingent consideration is measured at fair value and is based on significant inputs not observable in the market, which represent Level 3 inputs within the fair value hierarchy. The valuation of contingent consideration uses assumptions the Company believes would be made by a market participant. The Company assesses these estimates on an ongoing basis as additional data impacting the assumptions is obtained. Changes in the fair value of contingent consideration related to updated assumptions and estimates are recognized within the consolidated statements of operations.

Interest rate-swap agreements. The fair value of the swap agreements was recorded in current liabilities (under other accrued liabilities) in the Company’s consolidated balance sheets. The fair value of these agreements was determined based on pricing models and independent formulas using current assumptions that included swap terms, interest rates and forward LIBOR curves and the Company’s credit risk.

The following table presents a summary of changes in fair value of the Company’s Level 3 liabilities measured on a recurring basis for fiscal years 2014 and 2013.

Level 3 Inputs Liabilities
Balance at September 30, 2012	$—
Change in fair value of contingent consideration liability	—
Balance at September 30, 2013	—
Change in fair value of contingent consideration liability	2,400

Balance at September 30, 2014	$2,400

At September 30, 2014 and September 30, 2013, the carrying values of cash, accounts receivable, accounts payable and variable rate debt approximated fair value. The carrying value and fair value of the Company’s fixed rate debt instruments are set forth below:

	September 30, 2014		September 30, 2013
(in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Senior notes (issued February 9, 2011)	$207,430	$225,780	$242,997	$268,750

The fair values were estimated using calculations based on quoted market prices when available and company—specific credit risk. If the Company’s long-term debt was measured at fair value, it would have been categorized as Level 2 in the fair value hierarchy.

Items Measured at Fair Value on a Nonrecurring Basis. The Company’s long-lived assets are measured at fair value on a nonrecurring basis using Level 3 inputs. During the year ended September 30, 2014, certain long-lived assets held and used with a carrying value of $2.9 million were written off because the Company determined the assets had no net realizable value. The asset impairment charge of $2.9 million was recorded in amortization in the accompanying consolidated statement of operations. During the year ended September 30, 2013, certain long-lived assets held and used with a carrying value of $1.0 million were written off as a result because the Company determined the assets had no net realizable value. The asset impairment charge of $1.0 million was recorded in amortization in the accompanying consolidated statement of operations. These adjustments were determined by comparing the estimated proceeds from the sale of assets or the projected future discounted cash flows to be provided from the long- lived assets to the asset’s carrying value. There were no other items measured at fair value on a nonrecurring basis during the year ended September 30, 2014.